Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt
The Company’s debt consists of the following:

(Dollars in millions)	March 31, 2022	December 31, 2021
7.5% Term loan due November 30, 2023(1)	139	139
5.0% Daylight term loan due October 15, 2024(1)	78	78
Borrowings under revolving credit facility(1)	150	—
Finance lease and other	164	161
Short-term borrowings	9	15
Total debt principal	540	393
Less unamortized debt issuance costs and discounts	—	—
Total debt, net	540	393
Less short-term borrowings and current portion of long-term debt	(186)	(41)
Total long-term debt	$354	$352
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(1)The Company’s debt with related parties consists of two term loans and a working capital credit facility with US Holding, as described below.

The Company’s debt consists of the following:

	December 31,
(Dollars in millions)	2021	2020
7.5% Term loan due November 30, 2023(1)	139	139
5.0% Daylight term loan due October 15, 2024(1)	78	98
Finance lease and other	161	163
Short-term borrowings	15	27
Total debt principal	393	427
Less unamortized debt issuance costs and discounts	—	—
Total debt, net	393	427
Less short-term borrowings and current portion of long-term debt	(41)	(53)
Total long-term debt	$352	374
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(1)The Company’s debt with related parties consists of two term loans and a working capital credit facility with US Holding, as described below.

Schedule of Maturities of Long-term Debt	Maturities of long-term debt as of December 31, 2021 are as follows:

(Dollars in millions)
Year Ending December 31,
2022	$41
2023	171
2024	40
2025	7
2026	7
Thereafter	127
Total principal payments	$393